CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of nil, RMB36,366 and RMB49,358 for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 25,214,290	$ 3,864,259	¥ 22,109,946	¥ 17,604,451
Cost of revenues (including related party cost of revenues of RMB677,831, RMB755,445 and RMB576,081 for the years ended December 31, 2018, 2019 and 2020, respectively)	(19,377,184)	(2,969,683)	(15,488,778)	(12,239,568)
Gross profit	5,837,106	894,576	6,621,168	5,364,883
Operating (expenses)/income
Selling, general and administrative	(1,663,712)	(254,975)	(1,546,227)	(1,210,717)
Other operating income, net	(580,973)	(89,038)	(387,890)	(178,057)
Total operating expenses	(1,082,739)	(165,937)	(1,158,337)	(1,032,660)
Income from operations	4,754,367	728,639	5,462,831	4,332,223
Other income/(expenses)
Interest income	442,697	67,846	585,404	401,162
Interest expense	35,307	5,411		780
Loss from fair value changes of financial instruments	(877)	(134)
Gain/(loss) on disposal of equity investees and subsidiary	1,086	166	(2,860)	562,637
Impairment of investment in equity investees | ¥	0		(56,026)	0
Unrealized gain from investment in equity investee | ¥			754,468
Foreign currency exchange gain/(loss)	(127,180)	(19,491)	13,301	41,189
Income before income tax and share of loss in equity method investments	5,034,786	771,615	6,757,118	5,336,431
Income tax expense	(689,833)	(105,722)	(1,078,295)	(929,133)
Share of loss in equity method investments	(18,507)	(2,836)	(7,556)	(19,386)
Net income	4,326,446	663,057	5,671,267	4,387,912
Net (income)/loss attributable to noncontrolling interests	(14,233)	(2,181)	2,878	(4,887)
Net income attributable to ZTO Express (Cayman) Inc.	4,312,213	660,876	5,674,145	4,383,025
Net income attributable to ordinary shareholders	¥ 4,312,213	$ 660,876	¥ 5,674,145	¥ 4,383,025
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 5.42	$ 0.83	¥ 7.24	¥ 5.83
Diluted | (per share)	¥ 5.42	$ 0.83	¥ 7.23	¥ 5.82
Weighted average shares used in calculating net earnings per ordinary share
Basic | shares	796,097,532	796,097,532	784,007,583	751,814,077
Diluted | shares	796,147,504	796,147,504	784,331,120	752,672,956
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	¥ (771,291)	$ (118,205)	¥ 104,004	¥ 867,612
Comprehensive income	3,555,155	544,852	5,775,271	5,255,524
Comprehensive (income)/loss attributable to non-controlling interests	(14,233)	(2,181)	2,878	(4,887)
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 3,540,922	$ 542,671	¥ 5,778,149	¥ 5,250,637